Inventories	12 Months Ended
Mar. 30, 2025
Inventories [Abstract]
Inventories	Inventories

	March 30, 2025	March 31, 2024
	$	$
Raw materials	35.7	48.4
Work in progress	17.1	25.8
Finished goods	331.2	371.0
Total inventories at the lower of cost and net realizable value	384.0	445.2
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining rate of sale.
The breakdown of the provision for obsolescence is presented as follows:

	March 30, 2025	March 31, 2024
	$	$
Raw material shrink reserves	0.1	0.1
Finished goods shrink reserves	1.0	0.9
Raw material obsolete inventory reserves	18.5	22.1
Finished goods obsolete inventory reserves	31.2	37.7
Provision for obsolescence	50.8	60.8
Amounts charged to cost of sales comprise the following:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Cost of goods manufactured	393.5	405.5	392.1
Depreciation and amortization included in costs of sales	11.8	10.9	9.7
Cost of sales	405.3	416.4	401.8